Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Aggregate Changes in Balance of Gross Unrecognized Tax Benefits
The aggregate balance of tax receivable liabilities as of December 31, 2023 and 2022, is as follows (in thousands):

	December 31,
	2023	2022
Liability related to tax receivable agreement:
Short term	$41	$183
Long term	5,201	4,150
Total liability related to tax receivable agreement	$5,242	$4,333
The aggregate balance of tax receivable liabilities as of September 30, 2024 and December 31, 2023, is as follows (in thousands):

	September 30, 2024	December 31, 2023
Liability related to tax receivable agreement
Short term	$41	$41
Long term	—	5,201
Total liability related to tax receivable agreement	$41	$5,242